Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000099278 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	ARYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000099279 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	ARYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000189665 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000099280 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	A Class
Trading Symbol	ARYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	1.36%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000099281 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	C Class
Trading Symbol	ARYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$110	2.11%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.11%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000099282 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R Class
Trading Symbol	ARYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$84	1.61%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.61%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000189666 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000131610 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R6 Class
Trading Symbol	ARYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000236116 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	G Class
Trading Symbol	ACIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 813,166,025
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 2,093,774
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

C000015882 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Investor Class
Trading Symbol	REACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000015884 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	I Class
Trading Symbol	REAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000189663 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000015883 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	A Class
Trading Symbol	AREEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.40%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000050996 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	C Class
Trading Symbol	ARYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$113	2.15%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.15%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000050997 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R Class
Trading Symbol	AREWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$87	1.65%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000189664 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

C000131605 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R6 Class
Trading Symbol	AREDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 532,479,296
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 2,590,206
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%